Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug. 22, 2013
Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2013
Prospectus Date	rr_ProspectusDate	Sep. 01, 2013
Liberty Street Horizon Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Liberty Street Horizon Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 25 of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund’s operating expenses (assuming fee waivers in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund's sub-advisor is Horizon Asset Management LLC ("Horizon" or the "Sub-Advisor"). In order to best implement its investment philosophy Horizon may allocate assets of the Fund across the following strategies. A portion of the Fund's assets is managed using Horizon's Core Value strategy, which relies on Horizon’s in-house research to identify companies possessing under-appreciated business models, including businesses that tend to be relatively protected from severe price competition or technological obsolescence which, as a consequence, Horizon believes can sustain high returns on equity. Selections in Core Value include companies with a variety of market capitalizations as well as companies outside the United States, although typically, the majority of stocks held in Core Value tend to be larger U.S. companies. In addition, portions of the Fund's assets are managed using Horizon's Research Select and Spin-Off strategies. Research Select involves the selection of investments in the areas of catalyst driven and event driven opportunities, in distressed securities, in companies that Horizon believes have certain assets the true values of which are not fully reflected on their balance sheets, and in securities with pricing anomalies and other areas of inefficiency. The Spin-Off strategy seeks to identify inefficiencies in the pricing of companies that are at transitory points in their business cycles with a particular focus on corporate divestitures, carve-outs, and other forms of corporate restructurings. The Fund may also invest in specialty stocks that Horizon believes maintain the most favorable risk/reward characteristics.

The Fund pursues its investment objective by primarily investing in U.S. and foreign equity stocks. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”). The Fund’s investments in foreign equity stocks may be in both developed and emerging markets.

The Fund may also invest up to 20% of its assets in fixed income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that Horizon deems to be of comparable quality.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

• Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• General Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Small- and Medium-Sized Company Risk: The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.

• Foreign Investment Risk: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Emerging Markets Risk: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments in fixed income securities and preferred stocks.

• Initial Public Offerings Risk: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

• Lower-Rated Securities Risk: Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

• Non-Diversification Risk: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The predecessor to the Fund (the “Predecessor Fund”) commenced operations on May 4, 2007. Effective as of the close of business on October 9, 2009, the Predecessor Fund reorganized into the Fund. Performance results for the period prior to October 9, 2009, are for the Predecessor Fund. The bar chart shows performance of the Fund’s Institutional shares. Class A & C shares performance would be lower than the Institutional Class performance because of the higher expenses paid by Class A & C shares. Updated performance information is available on the Fund’s website at www.libertystreetfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Institutional Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date total return for the Institutional Shares class as of June 30, 2013 was 20.08%.

Institutional Shares
Highest Calendar Quarter Return at NAV (non-annualized):	24.53%	Quarter Ended 6/30/09
Lowest Calendar Quarter Return at NAV (non-annualized):	(29.16)%	Quarter Ended 12/31/08

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	20.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized):
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized):
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.16%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.

Liberty Street Horizon Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2007
Liberty Street Horizon Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire fee	libertystreet_WireFee	20.00
Overnight check delivery fee	libertystreet_CheckFee	15.00
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.86%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.50%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	719
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,049
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,502
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,755
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	619
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,049
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,502
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,755
1 Year	rr_AverageAnnualReturnYear01	20.20%
5 Years	rr_AverageAnnualReturnYear05	(8.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2007
Liberty Street Horizon Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[4]
Wire fee	libertystreet_WireFee	20.00
Overnight check delivery fee	libertystreet_CheckFee	15.00
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.86%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.61%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.00%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	280
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	754
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,331
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,899
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	754
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,331
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,899
1 Year	rr_AverageAnnualReturnYear01	24.69%
5 Years	rr_AverageAnnualReturnYear05	(7.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Liberty Street Horizon Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHUX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	libertystreet_WireFee	20.00
Overnight check delivery fee	libertystreet_CheckFee	15.00
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.86%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	526
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	949
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,130
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,130
2008	rr_AnnualReturn2008	(58.40%)
2009	rr_AnnualReturn2009	31.35%
2010	rr_AnnualReturn2010	16.49%
2011	rr_AnnualReturn2011	(13.17%)
2012	rr_AnnualReturn2012	26.54%
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	(6.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2007
Liberty Street Horizon Fund | Institutional Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.27%
5 Years	rr_AverageAnnualReturnYear05	(7.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2007
Liberty Street Horizon Fund | Institutional Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	(5.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2007

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, interest, portfolio transaction expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.00% and 1.25% of the average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until August 31, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.
[4]	A CDSC of 0.75% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.